Segment Reporting - Capital Expenditures by Segment (Detail) - Operating Segments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total capital Expenditure	$ 648,882	$ 1,770,764
Teekay Parent [Member] | Offshore Production [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	0	57,778
Teekay Parent [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	0	92
Teekay Parent [Member] | Other [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	88	199
Teekay Offshore [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	294,581	672,476
Teekay LNG [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	63	327
Teekay LNG [Member] | Liquefied Gas Carriers [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	344,924	191,642
Teekay Tankers [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	$ 9,226	$ 848,250